Financial liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Financial liabilities

26. Financial liabilities

Total financial liabilities are EUR 398,916 thousand and EUR 219,161 thousand as of December 31, 2023 and as of December 31, 2022 respectively; the balances in financial debt are as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Lease liabilities	5,841	5,325
Bank overdrafts and short-term loan facilities	84,005	13,245
Bank loans	51,592	50,518
Financial liabilities due to related parties	—	871
Fair value of derivatives	20	—
Financial payables for shares acquisition	175	—
Financial liabilities due to other lenders	—	795
Financial liabilities for accrued interests	1,644	—
Total current financial liabilities	143,277	70,754

Lease liabilities	13,104	14,657
Bank loans	192,304	84,069
Notes	49,743	49,681
Fair value of derivatives	488	—
Total non-current financial liabilities	255,639	148,407

Financial Liabilities	398,916	219,161

On April 16, 2020 Stevanato Group entered into a note purchase and private shelf agreement with PGIM, Inc. and certain of its affiliates, pursuant to which, for a period of three years following the date of the agreement, Stevanato might issue, and PGIM, Inc. or certain of its affiliates might purchase, up to USD 69,540 thousand of Stevanato notes. Additionally, on the same date, Stevanato Group issued EUR 50,000 thousand of Senior Notes, Series A, due April 16, 2028 to PGIM, Inc., with a fixed interest rate of 1.4%. Repayment of the Notes is required to be made in two tranches, EUR 25,000 thousand on April 16, 2027, and the remainder at the expiration of the notes. Pursuant to the agreement, Nuova Ompi s.r.l. provided to PGIM, Inc. and its affiliates a subsidiary guarantee, guaranteeing the repayment of the notes. The balance outstanding at December 31, 2023 and 2022 was EUR 49,743 thousand and EUR 49,681 thousand respectively.

The Note Purchase Agreement imposes certain covenants on the Group, including: (i) the notes must always rank at least pari passu with all other unsecured and unsubordinated indebtedness of the company and the guarantor; (ii) any covenant included in a different financing agreement which is more favorable to the lenders must apply to the Note Purchase Agreement, as well; (iii) the aggregate EBITDA of the company and the guarantor must always be at least equal to a certain percentage of the EBITDA of our group; (iv) no merger or consolidation for any guarantor unless expressly permitted by the Note Purchase Agreement; (v) no dealings with sanctioned entities; (vi) the ratio of consolidated net debt to consolidated EBITDA not to be greater than 3.50 to 1.00 with an increase of up to 4.0x once; (vii) consolidated net debt to equity not to be greater than 2 to 1; (viii) no liens in excess of a certain amount except for, among others, (a) existing ones, (b) tax liens, (c) liens in the ordinary course of business, (d) judgment liens; (ix) no sale of assets in excess of a certain amount; (x) no subsidiary indebtedness beyond a certain basket; and (xi) no segregation of assets under Italian law.

As at December 31, 2023 and 2022, all financial covenants are complied with.

At December 31, 2023, the bank loans amounted to a total of EUR 243,896 thousand compared to EUR 134,587 thousand at December 31, 2022. The increase was mainly due to the draw down on the three loans with BNL (Group BNP Paribas), Cassa Depositi e Prestiti and Banca Monte dei Paschi di Siena for a total of EUR 160,000 thousand. All these loans are at floating rates and have a five-year tenor with two years of interest-only payments and three years of amortizing period with quarterly repayment of the installments at constant principal portion. The loans with BNL and Cassa Depositi e Prestiti have a potential improvement in the interest rate applied, if the Group achieves certain KPIs related to renewable energy and waste recovery starting in the fiscal year ended December 31, 2023. For the year ending December 31, 2023, the Group reimbursed bank loans for EUR 50,680 thousand.

The increase in bank overdrafts and short term loans was mainly due to the taking out of some short-term financing.

The following table sets forth the reconciliation of total borrowings:

	At December 31,	Cash flows		Non-cash changes			At December 31,
	2022	Proceeds	Repayments	Exchange rate	Amortized Cost	Accrued Interests	2023
	(EUR thousand)
Bank loans	134,587	160,000	(50,680)	—	(11)	1,553	245,448
Bank overdrafts and short-term loan facilities	13,245	87,512	(16,719)	(33)	—	91	84,096
Notes	49,681	—	—	—	62	—	49,743
Financial liabilities due to related parties	871	—	(806)	(65)	—	—	—
Financial liabilities due to other lenders	795	—	(794)	(1)	—	—	—
Total Borrowings	199,179	247,512	(68,999)	(98)	51	1,644	379,287

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

At December 31, 2023

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	51,664	2024	3.45%	51,664
	EUR	56,893	2025	3.86%	56,893
	EUR	60,821	2026	3.81%	60,821
	EUR	53,925	2027	3.42%	53,925
	EUR	20,833	2028	2.12%	20,833
Amortized Cost	EUR	(240)	2024-2028		(240)
Total Bank Loans					243,896

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(257)	2024-2028		(257)
Total Notes					49,743

Overdrafts and short-term loan facilities	DKK	198,811	2024	4.90%	26,005
	EUR	58,000	2024	4.05%	58,000
Total Overdrafts and short-term loan facilities					84,005

Total Bank Loans and Overdrafts					377,644

At December 31, 2022

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	50,680	2023	1.21%	50,680
	EUR	51,664	2024	1.17%	51,664
	EUR	24,394	2025	1.09%	24,394
	EUR	7,488	2026	1.71%	7,488
	EUR	591	2027	1.16%	591
Amortized Cost	EUR	(230)	2023-2027		(230)
Total Bank Loans					134,587

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(319)	2023-2028		(319)
Total Notes					49,681

Overdrafts and short-term loan facilities	DKK	98,488	2023	1.25%	13,244

Total Bank Loans and Overdrafts					197,512

Financial liabilities require compliance with certain covenants on the Group consolidated figures, including: (i) not to exceed certain consolidated net debt to consolidated EBITDA ratios (not greater than 4.0 to 1.0 in three of the loan agreements and not greater than 3.5 to 1.0, at 4.0x, in the remaining agreements); (ii) to maintain a consolidated net debt to equity ratio equal to or lower than 2 to 1 and at least amounting to €200 million; (iii) not to sell assets having a value, or to grant liens or loans to third parties, exceeding certain amounts; (iv) to ensure that the loans always rank at least pari passu with other debt of the company; (v) not to segregate assets (as defined under Italian law); and (vi) not to distribute dividends or reserves nor to carry out extraordinary transactions resulting in the breach of financial covenants.

At December 31, 2023 and 2022, all financial covenants are complied with.

Some short-term payables are subject to secured guarantee. Please refer to Note 37.